Eaton Vance Management

Two International Place

Boston, MA 02110

(617)482-8260

www.eatonvance.com

April 4, 2018

Office of Filings, Information & Consumer Services

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, DC  20549

RE:	Form N-1A Filing for High Yield Municipal Income Portfolio (the “Portfolio”)

Amendment No. 1 (File No. 811-23150) (the “Amendment”)

Dear Ladies and Gentlemen:

On behalf of the above-referenced Portfolio, transmitted herewith for filing pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8 thereunder, (2) Regulation S-T and (3) the General Instructions to Form N-1A, is the Amendment to the Portfolio’s currently effective registration statement on Form N-1A under the 1940 Act.  The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Portfolio.

The Amendment is marked to indicate changes from the Portfolio’s original registration statement, which was filed with the SEC on March 21, 2016 (Accession Number 0000940394-16-002236) (the “Filing”) and became effective on the same date pursuant to Rules 8(a)-(b) of the 1940 Act. The Portfolio is a “master” fund in a “master-feeder” fund arrangement.

The Amendment is filed for the purpose of responding to comments provided by Lisa N. Larkin of the Staff of the Division of Investment Management of the SEC to the undersigned in a letter dated April 19, 2016 with respect to the Filing and making certain other changes as market thereon.  The comments and the Portfolio’s responses are set forth as follows:

Part A

Page A-2 – Implementation of Investment Objective

1.	You state that, under normal circumstances, “the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal obligations (including notes and tax-exempt commercial paper) issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (the “80% Policy”). Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), requires the Portfolio to adopt a policy: (i) to invest at least 80% of its assets in investments the income from which is exempt, as applicable, from federal income tax or from both federal and state income tax; or (ii) to invest its assets so that at least 80% of the income that it distributes will be exempt, as applicable, from federal income tax or from both federal and state income tax. See Investment Company Names, Investment Company Act Release No. 24828 (Jan. 17, 2001). Please explain how the use of the term “interest” in the Portfolio’s 80% Policy is consistent with the requirements of Rule 35d-1.

Response: The Portfolio’s current 80% Policy is intended to comply with the Investment Company Names, Investment Company Act Release No. 24828 (Jan. 17, 2001) and the guidance provided in the Staff’s Frequently Asked Questions about Rule 35d-1 (December 4, 2001). The Portfolio’s view is that interest is the amount payable by a bond issuer on a municipal obligation and is synonymous with income.

2.	You state, “The Portfolio will primarily invest in ‘high yield’ municipal obligations under normal market conditions. For this purpose, ‘high yield’ municipal obligations are municipal obligations rated at the time of investment either Baa or lower by Moody’s Investors Service, Inc. (‘Moody’s’), or BBB or lower by either Standard & Poor’s Ratings Services (‘S&P’) or Fitch Ratings (‘Fitch’) or, if unrated, determined by the investment adviser to be of comparable quality.” Please include a statement that securities rated below investment-grade are also known as “junk bonds.”

Response: The requested disclosure has been added.

Page A-4 - Risks

3.	In “Derivatives Risk,” you state that derivatives “may create economic leverage in the Portfolio, which magnifies the Portfolio’s exposure to the underlying investment.” Please add a plain English definition of what leverage is.

Response: The requested disclosure has been added under “Principal Risks - Derivatives Risk”.

4.	In “Derivatives Risk,” you state that the “loss on derivative transactions may substantially exceed the initial investment.” Please add the following language to the end of that sentence: “particularly where, as here, there is no stated limit on the Portfolio’s use of derivatives.”

Response: The disclosure cited above relates to individual derivative positions while the Registrant considers the comment provided above is applicable to the Portfolio’s total exposure to derivative. To address the comment provided, the Registrant added the following disclosure after the sentence noted above under “Principal Risks - Derivatives Risk”: “If the Portfolio holds a significant portion of its assets in derivative transactions, the risk of loss to the Portfolio is increased.”

Page A-6 – Risks cont’d

5.	The prospectus disclosure indicates that the Portfolio will use credit default swaps. If the Portfolio will write credit default swaps, please confirm that the Portfolio will segregate the full notional amount of the credit default swap to cover such obligation.

Response: Under the current Investment Company Act of 1940, Section 18 requirements, if a fund were to write (sell) credit default swaps, it would be required to segregate the full notional amount that would be payable under the agreement. The Portfolio confirms it will segregate assets to the extent required by SEC guidance.

Page A-7 – Risks cont’d

6.	You state that the Portfolio may engage in total return swaps. When the Portfolio does engage in total return swaps, an appropriate amount of segregated assets must be set aside. See generally Investment Company Act Release No. 10666 (Apr. 18, 1979). Please note that the Commission issued a proposed rule and, prior to that, a concept release exploring issues relating to the use of derivatives by funds, including whether market practices involving derivatives are consistent with the leverage provisions of the 1940 Act. See Investment Company Act Release No. 31933 (Dec. 11, 2015) and Investment Company Act Release No. 29776 (Aug. 31, 2011). Accordingly, please be aware that the Commission or its staff could issue future guidance related to derivatives (such as total return swaps) and leverage, including guidance related to coverage requirements, which could impact the manner in which the Portfolio operates.

Response: The Portfolio acknowledges the Commission’s comment.

Page A-8 - General

7.	The terms shareholder and interestholder are used throughout the registration statement. Please explain in what way these two terms differ.

Response: The following sentence has been added to the Amendment:

The terms “shareholder” and “interestholder” are used interchangeably throughout this document to describe parties that have an ownership interest in the Portfolio.

Page A-8 – Portfolio Holdings

8.	Please state that a description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available (i) in the Portfolio’s statement of additional information (“SAI”); and (ii) on the Portfolio’s website, if applicable. See Item 9(d) of Form N-1A.

Response: The requested disclosure has been added.

Page A-9 - Management

9.	Please include a statement, adjacent to the disclosure required by paragraph (a)(1)(ii) of Item 10 of Form N-1A, that a discussion regarding the basis for the board of trustees approving any investment advisory contract of the Portfolio is available in the Portfolio’s annual or semiannual report to shareholders, as applicable, and providing the period covered by the relevant annual or semi-annual report. See Item 10(a)(1)(iii) of Form N-1A.

Response: The requested disclosure has been added.

10.	Please include a statement, adjacent to the disclosure regarding portfolio managers, that the SAI provides additional information about the Portfolio managers’ compensation, other accounts managed by the Portfolio manager(s), and the Portfolio Managers’ ownership of securities in the Portfolio. See Item 10(a)(2) of Form N-1A.

Response: The requested disclosure has been added.

Part B

Page B-1 – Cover Page and Table of Contents

11.	Please add a front cover page and include all relevant information. See Item 14(a) of Form N-1A.

Response: The requested front cover page has been added.

Page B-5 – Portfolio Policies

12.	You state, “The Portfolio will not invest 25% or more of its total assets in any one industry. For purposes of the foregoing policy, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries.” The language follows an earlier statement that the “following non-fundamental investment policies have been adopted by the Portfolio.” Please clarify that the policy listed here is fundamental. See Section 13(a) of the Investment Company Act of 1940.

Response: The requested disclosure has been added.

13.	You state, “As discussed in Part A and this Part B, the Portfolio may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, utilities and industrial development bonds.” Please clarify that revenue bonds issued by states or municipalities should be included in the industry of the project from which the revenues are derived (e.g., hospital bonds would be considered health care industry securities).

Response: The requested disclosure has been added.

Page B-6 – Temporary Defensive Positions

14.	You state, “During unusual market conditions, the Portfolio may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be consistent with its investment objective(s) and other policies.” Please change “consistent” to “inconsistent.”

Response: The Registrant has amended the statement as requested.

Page B-6 – Disclosure of Portfolio Holdings

15.	Please disclose the manner in which the board of trustees exercises oversight of disclosure of the Portfolio’s portfolio securities. See Item 16(f)(1)(vii) of Form N-1A.

Response: Please see the fifth paragraph under “Disclosure of Portfolio Holdings”. The Registrant believes that the current disclosure meets the requirements of Item 16(f)(1)(vii) of Form N-1A. This paragraph states that the Chief Compliance Officer is required to report all waivers of or exceptions to the Portfolio Holdings Disclosure Policy to the Board at their next meeting. The paragraph also states that the Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

Page B-16 – Board Compensation

16.	You state, “During the fiscal year ending January 31, 2017, it is estimated that the Trustees of the Portfolio will earn the following compensation in their capacities as Board members from the Portfolio,” but do not provide any amounts. Please revise to include estimated compensation amounts. See Item 17(c), Instruction 2 of Form N-1A.

Response: The information required by this section will be updated when the Portfolio becomes operational.

Page B-18 – Investment Adviser and Services Provided by Each Investment Adviser

17.	Please disclose the method of calculating the advisory fee payable by the Portfolio. See Item 19(a)(3) of Form N-1A.

Response: The requested information is included in the “Management and Organization” section of the prospectus and referred to under the “Investment Advisory and Other Services” section of the SAI.

Page B-27 - Underwriters

18.	Please disclose (1) the nature of the obligation to distribute the Portfolio’s securities; and (2) whether the offering is continuous. See Item 25(a)(1) and (2) of Form N-1A.

Response: Language stating (1) the nature of the obligation to distribute the Portfolio’s securities; and (2) discussion of the Portfolio’s offering is located under Item 11 “Purchases and Redemptions” in “Shareholder Information” in the Portfolio’s Registration Statement.

General

19.	We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in an amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any amendments.

Response: The Portfolio acknowledges this comment.

20.	Please advise us if you have submitted or expect to submit an exemptive application or no-action request in connection with your registration statement.

Response: The Portfolio has not submitted, and does not plan to submit, an exemptive application or no-action request in connection with this Amendment.

21.	Where no change will be made in the filing in response to a comment, please indicate this fact in a supplemental letter and briefly state the basis for your position.

Response: The Portfolio acknowledges this comment and, to the extent no change was made in response to a comment, has stated the basis for the position herein.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8520.

Very truly yours,

/s/ Timothy P. Walsh, Esq.

Timothy P. Walsh

Vice President